Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock
Weighted average shares outstanding, diluted	25,161,508	28,750,000	26,945,841	28,750,000	1,822,183	28,750,000
Diluted net (loss) income per share	$ 0.00	$ 0.00	$ 0.03	$ (0.01)	$ (0.07)	$ 0.06
Class B Common Stock
Weighted average shares outstanding, diluted	7,187,500	7,187,500	7,187,500	7,187,500	6,309,419	7,187,500
Diluted net (loss) income per share	$ 0.00	$ 0.00	$ 0.03	$ (0.01)	$ (0.07)	$ 0.06